Long-Term Debt - Summary The minimum annual principal payments with respect to long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants and Derivatives [Line Items]
October 1 to December 31, 2021	$ 3,055
2022	13,914
2023	14,550
2024	11,631
2025	482,701
Thereafter	734,318
Long-term Debt, Gross	$ 1,260,169	$ 401,129